Tax - Summary of Net Deferred Income Tax Asset (Details)	Dec. 31, 2022 USD ($)
Components of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Losses	$ 962,485
Accrued Expenses & Other	190,409
Management Fees	129,213
Amortization	16,849
Unrealized losses	8,049,055
SPV Income/Losses	26,103
Total deferred tax assets	9,374,114
Valuation allowance	9,374,114
Net deferred tax assets (liability)	$ 0